CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical)	12 Months Ended
Dec. 31, 2019 USD ($)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Offering costs	$ 3,462,099